Submission	Sep. 25, 2026
Submission [Line Items]
Central Index Key	0001884082
Registrant Name	Polestar Automotive Holding UK PLC
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES